Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	0 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended			6 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended			6 Months Ended
	Aug. 31, 2012	Aug. 01, 2012 Rental Agreement [Member]	Jun. 30, 2013 Rental Agreement [Member]	Jun. 30, 2013 Abbott Biotherapeutics Corp [Member] Product Development and Patent License Agreement [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Product Development and Patent License Agreement [Member]	Jun. 30, 2013 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member]	Jun. 30, 2013 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member] Product Development and Patent License Agreement [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member] Product Development and Patent License Agreement [Member]	Jun. 30, 2013 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member] Product Development and Patent License Agreement [Member]	Feb. 29, 2012 Memorial Sloan Kettering Cancer Center [Member] License agreement [Member]	Feb. 28, 2002 Memorial Sloan Kettering Cancer Center [Member] License agreement [Member]	Jun. 30, 2013 Memorial Sloan Kettering Cancer Center [Member] License agreement [Member]	Dec. 31, 2012 Memorial Sloan Kettering Cancer Center [Member] License agreement [Member]	Mar. 27, 2012 Memorial Sloan Kettering Cancer Center [Member] Clinical Trial Agreement [Member]	Jun. 30, 2013 Oak Ridge National Laboratory [Member]	Dec. 31, 2012 Oak Ridge National Laboratory [Member]	Aug. 06, 2012 Aptiv Solutions [Member]	Aug. 06, 2012 Aptiv Solutions [Member]	Jun. 30, 2013 Aptiv Solutions [Member]	Dec. 31, 2012 Aptiv Solutions [Member]	Dec. 31, 2007 Aptiv Solutions [Member]	Aug. 12, 2013 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Jun. 30, 2013 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member] Maximum [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member] Minimum [Member]	Jul. 19, 2012 Fred Hutchinson Cancer Research Center [Member] Clinical Trial Agreement [Member]	Aug. 28, 2012 University of Texas M.D. Anderson Cancer Center [Member] Clinical Trial Agreement [Member] Patient	Aug. 28, 2012 University of Texas M.D. Anderson Cancer Center [Member] Clinical Trial Agreement [Member] Patient	Sep. 26, 2012 Johns Hopkins University [Member] Clinical Trial Agreement [Member]	Sep. 26, 2012 Johns Hopkins University [Member] Clinical Trial Agreement [Member]	Nov. 21, 2012 University of Pennsylvania [Member] Clinical Trial Agreement [Member]	May 09, 2011 Jamess Capital Group LLC [Member] Transaction management agreement [Member]	Mar. 31, 2013 Former CEO [Member] Separation and Settlement Agreement [Member]	Feb. 28, 2013 Former CEO [Member] Separation and Settlement Agreement [Member] Installment	Jun. 30, 2013 Former CEO [Member] Separation and Settlement Agreement [Member]
Commitments and Contingencies (Textual)
License fee payment				$ 3,000,000	$ 3,000,000
Milestones payments				7,750,000	7,750,000	1,500,000	1,500,000			750,000	750,000	750,000
Net sales in milestones payment								10,000,000	10,000,000																	1,000,000	1,000,000
Milestone payment date		Jan. 31, 2013			Jul. 24, 2012
Description of royalty payment				We agreed to pay to Abbott Biotherapeutics Corp on a country-by-country basis a royalty of up to 12% of net sales of all licensed products until the later of: (1) 12.5 years after the first commercial sale, or (2) when the patents expire.	Company shall pay to Abbott Biotherapeutics Corp on a country-by-country basis a royalty of 12% of net sales of all licensed products until the later of: (1) 12.5 years after the first commercial sale, or (2) when the patents expire.										We agrees to pay to MSKCC on a country-by-country basis a royalty of 2% of net sales of all licensed products until the later of: (1) 10 years from the first commercial sale, or (2) when the patents expire.	Company shall pay to MSKCC on a country-by-country basis a royalty of 2% of net sales of all licensed products until the later of: (1) 10 years from the first commercial sale, or (2) when the patents expire.											Royalty payments of 2% of net sales will be due to FHCRC.	Royalty payments of 2% of net sales will be due to FHCRC.
Royalty of Net Sales Percentage				12.00%
First commercial sale period				12 years 6 months
Technology access fee													50,000	50,000
Annual maintenance fee													50,000	50,000
Annual research funding													50,000	50,000
Purchase of radioactive material used for research and development																		337,500	233,100
Project estimated cost for clinical trials of drug Ac-225-HuM195																					1,997,732	1,859,333	1,859,333
Down payment of project estimated cost percentage																						12.50%	12.50%
Down payment for project																				2,173,955			239,000	239,000
Clinical trial cost for approval of food and drug administration																													23,500,000	13,200,000
Fund for Fred Hutchinson Cancer Research Center lab ( Per year for the first two years )																										150,000	150,000
Fund for Fred Hutchinson Cancer Research Center lab ( thereafter )																										250,000	250,000
Royalty payment for the commercial use of drugs																									37,500
Number of Patients																																24	24
Amount paid to each patient after Completing clinical trial																	31,185														31,366	481,204	481,204	38,501	38,501	31,771
Start-up fee for clinical trial																	79,623														19,749	33,946	33,946	22,847	22,847	16,000
Start-up due cost paid date																	Jul. 10, 2012														Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013
Monthly fee received by management firm																																					12,500
Percentage of fully diluted capital stock equal to common stock																																					10.00%
Warrant exercisable notice period description																																					The warrants contain a provision wherein the holder may waive the 90 day exercise notice requirement by giving 65 days prior notice of such waiver.
Description of period of shares availability by exercise of warrant																																					The shares available by exercise of this Warrant are also restricted and may not be sold or otherwise transfered until the earlier of twelve months from the closing date of the Pubco Transaction; or for six months after the planned Registration Statement is declared effective.
Maximum amount of out of pocket expenses																																					5,000
Non - refundable institutional fee																																14,500	14,500
Annual pharmacy fee																																		2,025	2,025
Amendment processing fee																																		500	500					0
Amount payable in installments under agreement																																							250,000
Number Of Installments																																							2
Performance bonus payable under agreement for service																																							60,000
Rental agreement renewal description			The agreement automatically renews on a month-to-month basis and requires a two month notice of termination.
Payment of first installment for services by company																																						125,000
Outstanding payment of final installment for services by company																																						125,000
Payment of performance bonus for services by company																																						$ 60,000
Rent agreement termination date	Jan. 31, 2013	Jan. 31, 2013
Notice period for termination of agreement	60 days prior to January 1, 2013		The agreement terminated May 31, 2013.